Debt Securities - Summary of Unsubordinated Debt Securities Outstanding Issued Under the Global Programs (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 ARS ($)	Dec. 31, 2020 ARS ($)	Dec. 31, 2021 USD ($)
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Book Value	$ 27,971,776	$ 25,771,621
Grupo Financiero Galicia SA [member]
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Book Value	$ 23,359,129	$ 18,483,167
Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Currency	USD
Face Value			$ 250,000
Term	120 months
Maturity Date	07.19.26
Global program for issuance of unsubordinated debt securities class five series two [member] | Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Placement Date		Apr. 26, 2018
Currency		Ps.
Face Value		$ 2,032,833
Type		Simple
Term		36 months
Maturity Date		04.26.21
Rate		Badlar + 3.5%
Issuance Authorized by the C.N.V.		Apr. 18, 2018
Book Value		$ 2,614,785
Global program for issuance of unsubordinated debt securities class thirty seven [member] | Tarjeta Naranja S.A. [member]
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Placement Date	Apr. 11, 2017	Apr. 11, 2017
Currency	Ps.	Ps.
Face Value	$ 3,845,700	$ 3,845,700
Type	Simple	Simple
Term	1826 days	1826 days
Maturity Date	04.11.22	04.11.22
Rate	Minimum 15% Rate/ Badlar + 3.50%	Minimum 15% Rate/ Badlar + 3.50%
Issuance Authorized by the C.N.V.	Mar. 30, 2017	Mar. 30, 2017
Book Value	$ 1,336,150	$ 3,992,390
Global Program For Issuance Of Unsubordinated Debt Securities Twenty Eight Series Two [member] | Tarjeta Naranja S.A. [member]
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Placement Date		Jun. 09, 2017
Currency		Ps.
Face Value		$ 371,825
Type		Simple
Term		1461 days
Maturity Date		06.09.21
Rate		Minimum 25% Rate/ Badlar + 3.70%
Issuance Authorized by the C.N.V.		May 29, 2017
Book Value		$ 546,781
Global Program For Issuance Of Unsubordinated Debt Securities Class Fourty Four [Member] | Tarjeta Naranja S.A. [member]
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Placement Date	Jul. 08, 2020	Jul. 08, 2020
Currency	Ps.	Ps.
Face Value	$ 628,964	$ 3,574,897
Type	Simple	Simple
Term	549 days	549 days
Maturity Date	01.08.22	01.08.22
Rate	Badlar + 4%	Badlar + 4%
Issuance Authorized by the C.N.V.	Jun. 30, 2020	Jun. 30, 2020
Book Value	$ 663,543	$ 5,447,500
Global Program For Issuance Of Unsubordinated Debt Securities Class Fourty Five [Member] | Tarjeta Naranja S.A. [member]
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Placement Date		Dec. 18, 2020
Currency		Ps.
Face Value		$ 3,057,000
Type		Simple
Term		365 days
Maturity Date		12.18.21
Rate		Badlar + 5%
Issuance Authorized by the C.N.V.		Dec. 14, 2020
Book Value		$ 3,986,539
Global Program For Issuance Of Unsubordinated Debt Securities Class Eight [Member] | Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Placement Date		Nov. 20, 2020
Currency		Ps.
Face Value		$ 1,589,722
Type		Simple
Term		9 months
Maturity Date		08.20.21
Rate		Badlar + 2.25%
Issuance Authorized by the C.N.V.		Apr. 20, 2020
Book Value		$ 1,895,172
Global Program For Issuance Of Unsubordinated Debt Securities Class Nine [Member] | Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Placement Date	Aug. 19, 2021
Currency	Ps.
Face Value	$ 1,625,968
Type	Simple
Term	12 months
Maturity Date	08.19.22
Rate	Badlar + 3%
Issuance Authorized by the C.N.V.	May 06, 2021
Book Value	$ 1,669,855
Global Program For Issuance Of Unsubordinated Debt Securities Class Ten[Member] | Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Placement Date	Aug. 19, 2021
Currency	Ps.
Face Value	$ 1,349,672
Type	Simple
Term	9 months
Maturity Date	05.19.22
Rate	Fixed rate of 41%
Issuance Authorized by the C.N.V.	May 06, 2021
Book Value	$ 1,063,940
Global Program For Issuance Of Unsubordinated Debt Securities Class Forty Six [Member] | Tarjeta Naranja S.A. [member]
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Placement Date	Feb. 17, 2021
Currency	Ps.
Face Value	$ 4,000,000
Type	Simple
Term	365 days
Maturity Date	02.17.22
Rate	Badlar + 4.72%
Issuance Authorized by the C.N.V.	Sep. 02, 2021
Book Value	$ 4,165,622
Global Program For Issuance Of Unsubordinated Debt Securities Class Forty Seven [Member] | Tarjeta Naranja S.A. [member]
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Placement Date	Apr. 06, 2021
Currency	USD
Face Value			$ 8,500
Type	Simple
Term	742 days
Maturity Date	04.28.23
Rate	Fixed rate of 7%
Issuance Authorized by the C.N.V.	Mar. 23, 2021
Book Value	$ 879,406
Global Program For Issuance Of Unsubordinated Debt Securities Class Forty Eight [Member] | Tarjeta Naranja S.A. [member]
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Placement Date	Apr. 26, 2021
Currency	Ps.
Face Value	$ 5,001,000
Type	Simple
Term	365 days
Maturity Date	04.26.22
Rate	Badlar + 5%
Issuance Authorized by the C.N.V.	Apr. 26, 2021
Book Value	$ 5,256,324
Global Program For Issuance Of Unsubordinated Debt Securities Class Forty Nine Series One [Member] | Tarjeta Naranja S.A. [member]
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Placement Date	Aug. 13, 2021
Currency	Ps.
Face Value	$ 2,712,000
Type	Simple
Term	365 days
Maturity Date	08.13.22
Rate	Badlar + 5.5%
Issuance Authorized by the C.N.V.	Aug. 13, 2021
Book Value	$ 2,471,656
Global Program For Issuance Of Unsubordinated Debt Securities Class Forty Nine Series Two [Member] | Tarjeta Naranja S.A. [member]
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Placement Date	Aug. 13, 2021
Currency	Ps.
Face Value	$ 1,672,844
Type	Simple
Term	720 days
Maturity Date	08.13.23
Rate	Badlar + 7.24%
Issuance Authorized by the C.N.V.	Aug. 13, 2021
Book Value	$ 1,726,485
Global Program For Issuance Of Unsubordinated Debt Securities Class Fifty [Member] | Tarjeta Naranja S.A. [member]
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Placement Date	Nov. 10, 2021
Currency	Ps.
Face Value	$ 4,050,000
Type	Simple
Term	365 days
Maturity Date	11.10.22
Rate	Badlar + 5%
Issuance Authorized by the C.N.V.	Nov. 10, 2021
Book Value	$ 4,126,148